UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          F.W. Thompson Co. Limited
Address:       One St. Clair Avenue West
               Toronto, Canada
               M4V 1K6

Form 13F File Number:  28-7612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jill Thompson
Title:    Treasurer
Phone:    (416) 515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                      Toronto, Canada       November 15, 1999
[Signature]                             [City, State]             [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       17

Form 13F Information Table Value Total:                   $   112,243
                                                              (thousands)


List of Other Included Managers:

None:     Form 13F File Number       Name

1         28 - _______________       Sterling Management [1985] Limited

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                                  Item 2:             Item 3:    Item 4:   Item 5:          Item 6:    Item 7:
   Item 1:                        Title of            CUSIP      Value     Shares or        Investment Other       Item 8:
Name of Issuer                    Class               Number     (x $1000) Prn Amt  SH/PRN  Discretion Managers    Voting Authority

                                                                                                              (a) Sole  (b) Shared

Alcatel                           Spon Adr            013904305   12474     449500    SH     SOLE              249500   200000
Allegiance Telecam Inc.           Common Stock        01747T102    526      10000     SH     SOLE               10000
Bank One Corp                     Common Stock        06423A103    348      10000     SH     SOLE               10000
Bank America Corp.                Common Stock        06605F102   21997     395000    SH     SOLE              195000   200000
Chase Mahattan Corp.              Common Stock        16161A108   10639     145000    SH     SOLE              145000
China Southern Airlines Ltd       Spon Adr ClH        169409109    296      26600     SH     SOLE               26600
Ericsson LM Tel Co.               Adr ClB SEK 10      294821400   15203     486500    SH     SOLE              236500   250000
First Health Group Corp.          Common Stock        320960107    8751     390000    SH     SOLE               90000   300000
Freeport-McMoran Copper & Gold    Cl A                35671D105    139      10000     SH     SOLE               10000
ING Groep NV                      Spon Adr            456837103    6899     126000    SH     SOLE               26000   100000
Input/Output Inc.                 Common Stock        457652105    1358     205000    SH     SOLE              155000    50000
Merril Lynch & Co. Inc.           Common Stock        590188108    7370     110000    SH     SOLE              110000
Morgan Stanley Dean Witter & Co.  Common Stock        617446448    2765     31000     SH     SOLE               31000
Pico Hldgs Inc.                   Common Stock        693366205    5487     255938    SH     SOLE              105938   150000
Sapient Corp.                     Common Stock        803062108    5655     60000     SH     SOLE               20000    40000
Shared Med Sys. Corp.             Common Stock        819486101    8681     185700    SH     SOLE              110700    75000
Sola International Inc.           Common Stock        834092108    3655     235800    SH     SOLE              120800   115000

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